Fair Value Measurements (Details) - Schedule of the Company's assets and liabilities that are measured at fair value on a recurring basis - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash held in Trust Account	$ 349,983,839	$ 345,031,308
Liabilities:
Warrants Liability	10,531,140	23,093,609
Public Warrants Liability [Member]
Liabilities:
Warrants Liability	5,882,250	12,765,000
Private Warrants Liability [Member]
Liabilities:
Warrants Liability	4,648,890	10,328,609
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Cash held in Trust Account	349,983,839	345,031,308
Liabilities:
Warrants Liability	5,882,250	12,765,000
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants Liability [Member]
Liabilities:
Warrants Liability	5,882,250	12,765,000
Quoted Prices In Active Markets (Level 1) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash held in Trust Account	0
Liabilities:
Warrants Liability
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Observable Inputs (Level 2) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Cash held in Trust Account	0
Liabilities:
Warrants Liability	4,648,890	10,328,609
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability	$ 4,648,890	$ 10,328,609